Significant Accounting Policies (Net Income (Loss) Per Common Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Basic and diluted:
Net loss (in thousands)	$ (15,653)	$ (50,218)
Accrued dividend and deemed dividend	(5,608)	0
Weighted average shares	20,714,531	18,205,586
Loss available to common stockholders for basic and diluted loss per common share (in thousands)	$ (21,261)	$ (50,218)
Basic and diluted loss per common share	$ (1.03)	$ (2.76)